Organization, Description of Business and Going Concern (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 29, 2022	Jan. 31, 2025	Dec. 31, 2022	Jun. 30, 2024
Organization, Description of Business and Going Concern [Line Items]
Issued shares	205			9,190,356
Share forward split			48,011,600
Line of credit over the period description		over a 36-month period.
Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Issued shares	16,644
New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern [Line Items]
Interest percentage	100.00%
Preference shares	5,002
New Retail International Pte Ltd. [Member] | Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Interest percentage	100.00%
Issued shares	16,644
Common Stock [Member]
Organization, Description of Business and Going Concern [Line Items]
Share forward split	43,274,400
Singapore, Dollars | New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern [Line Items]
Issued shares	8,202
Preference shares	3,440
Forecast [Member]
Organization, Description of Business and Going Concern [Line Items]
Equity line of credit (in Dollars)		$ 20